Current and non-current inventories (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Current and non-current inventories
Raw and auxiliary materials and consumables	€ 706	€ 950
Consumables for infrastructure and facility maintenance of perforation activities	1,580	1,477
Finished products and goods	1,603	2,284
Other	4	23
Inventories	€ 3,893	€ 4,734